Supplement to the
Fidelity® Large Cap Growth Index Fund
Institutional Class and Institutional Premium Class
June 29, 2017
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.005%(a)	0.000%
Total annual operating expenses	0.040%	0.035%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$4	$4
3 years	$13	$11
5 years	$23	$20
10 years	$51	$45

LC1-I-SUM-17-01 1.9871007.102	July 31, 2017

Supplement to the
Fidelity® Large Cap Growth Index Fund
Investor Class and Premium Class
June 29, 2017
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.135%	0.015%
Total annual operating expenses	0.170%	0.050%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$17	$5
3 years	$55	$16
5 years	$96	$28
10 years	$217	$64

LC1-SUM-17-01 1.9871022.103	July 31, 2017